GS Mortgage-Backed Securities Trust 2023-PJ6 ABS-15G

Exhibit 99.1 - Schedule 4

							Origination Values						Automated Valuation Model							Desk Review				Second Desk Review				Field Review				Second Field Review				Full Appraisal Review				Exterior Only Appraisal Review				Broker Price Opinion				Other					AUS Information
GS Loan Number	Pool ID	Alternate Loan Number	Original Loan Amount	Sales Price	Value for LTV	LTV	Appraised Date	Appraised Value	Review Type	Secondary Appraised Date	Secondary Appraised Value	Secondary Review Type	AVM Provider	Report Date	Value	Variance Amount	Confidence Score	FSD Score	Variance %	Report Date	Value	Variance Amount	Variance %	Report Date	Value	Variance Amount	Variance %	Report Date	Value	Variance Amount	Variance %	Report Date	Value	Variance Amount	Variance %	Report Date	Value	Variance Amount	Variance %	Report Date	Value	Variance Amount	Variance %	Report Date	Value	Variance Amount	Variance %	Valuation Type	Report Date	Value	Variance Amount	Variance %	CU SCORE	R&W Eligible
XXXX		XXXXX	$XXXXXX	$XXX	$XXX	XXXX	XX/XX/XXXX	$XXX	XXXX					XX/XX/XXXX	$XXXXXX	$XXXXXX	XXXX		XXXX																																		2.2	Not Eligible